Investment Objectives and Goals	Nov. 18, 2025
Large Cap Index Fund - Class F Prospectus | SIMT Large Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Large Cap Index Fund
S&P 500 Index Fund - Class F Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	S&P 500 Index Fund
S&P 500 Index Fund - Class I Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	S&P 500 Index Fund